UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         December 31, 2001

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       January 30, 2001

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:      $154,709,005.30



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Flextronics Intl Ltd      Ord		 Y2573F102 12206 508800Sh    Sole
508800     0    0
Biovail Corp              Com		 09067J109 9641 171400Sh    Sole
171400     0    0
Chartered Semiconductor Mftg ADR	 16133R103 706 26700Sh    Sole
26700     0    0
Grupo Televisa SA de CV   SP ADR Rep Ord 40049J206 522 12100Sh    Sole
12100     0    0
Kookmin Bk New            Sponsored ADR	 50049M109 587 15100Sh    Sole
15100     0    0
Korea Telecom             Sponsored ADR	 50063P103 13822 677900Sh    Sole
679900     0    0
Nokia Corp                Sponsored ADR	 654902204 9248 377000Sh    Sole
377000     0    0
Nortel Networks Corp New  Com		 656568102 7989 1070900Sh    Sole
1070900     0    0
Open JT Stk Co-Vimpel Communic Sponsored ADR 68370R109 1011 38800Sh  Sole
38800     0    0
Ryanair Hldgs PLC         Sponsored ADR	 783513104 840 26200Sh    Sole
26200     0    0
STMicroelectronics NV     NY Registry	 861012102 17640 557000Sh    Sole
557000     0    0
Taiwan Semiconductor Mfg Ltd Sponsored ADR 874039100 21322 1241800Sh    Sole
1241800     0    0
Telefonica SA             Sponsored ADR	 879382208 481 12000Sh    Sole
12000     0    0
Telefonos de Mexico SA    Spon ADR Ord L 879403780 16179 462000Sh    Sole
462000     0    0
Teva Pharmaceutical Inds Ltd ADR         881624209  9873 160200Sh    Sole
160200     0    0
TV Azteca SA de CV        Sponsored ADR	 901145102 877 129100Sh    Sole
129100     0    0
Tyco Intl Ltd New         Com		 902124106 11279 191500Sh    Sole
191500     0    0
United Microelectronics Corp Sponsored ADR 910873207 753 78400Sh    Sole
78400     0    0
Vodafone Group PLC New	 Sponsored ADR  92857W100  19733 768400Sh     Sole
768400     0    0
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